Intangible Assets (Details Textual) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 25, 2011	Sep. 25, 2011	Jun. 24, 2012	Sep. 25, 2011	Dec. 25, 2011	Dec. 26, 2010
Intangible Assets (Textual) [Abstract]
Adjustment to decrease the estimated goodwill impairment charge				$ (117,506,000)	$ 2,150,000
Impairment charge for 2010	2,200,000	117,500,000			115,356,000	2,919,000
Discount rate to apply reporting unit					15.00%
Deferred Financing Cost			$ 3,900,000